Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Summary of Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2013	As of December 31, 2014
Service charges:
Billed	$247,655	$245,022
Unbilled	8,260	7,493
Other	15,720	3,117
Allowance for doubtful accounts	(35,288)	(35,174)

Total	$236,347	$220,458